Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) - Postretirement Benefits - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (427)	$ (411)
Noncurrent liabilities	(4,941)	(5,481)
Net Amount Recognized	(5,368)	(5,892)
Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(696)	(522)
Noncurrent liabilities	(32,585)	(27,346)
Net Amount Recognized	$ (33,281)	$ (27,868)